OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Other Long Term Liabilities [Abstract]
Contract liabilities	$ 562		$ 479
Lease liabilities	118	$ 147
Pension obligations	99		80
Acquisition related provisions	68		78
Decommissioning retirement obligations	78		67
Concession payment liability	6		7
Other	56		23
Other long-term liabilities, net	$ 987		$ 734